SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2016
SUBSEQUENT EVENTS:
SUBSEQUENT EVENTS

NOTE 13 - SUBSEQUENT EVENTS

Amendment to Articles of Incorporation

At the Company’s annual meeting of stockholders held September 28, 2016, the Company’s stockholders approved an amendment (the “Amendment”) to the Company’s Articles of Incorporation to increase the number of authorized shares of the Company’s common stock from 400,000,000 to 500,000,000 shares. The change in the authorized number of shares of common stock was effected pursuant to an Certificate of Amendment (the “Certificate of Amendment”) filed with the Secretary of State of the State of Nevada on October 4, 2016 and was effective as of such date. The foregoing description of the Amendment is qualified in its entirety by the Certificate of Amendment, which is filed as Exhibit 3.1 to the Company’s Current Report on Form 8-K filed with the SEC on October 4, 2016, and is incorporated herein by reference.

Amendment to 2015 Equity Incentive Plan

Effective October 31, 2016, the Board of Directors of the Company adopted Amendment No. 4 to the Company’s 2015 Equity Incentive Plan (the “2015 Plan”) pursuant to which the number of shares of the common stock issuable under the 2015 Plan was increased from 50,000,000 to 75,000,000. A copy of Amendment No. 4 to the 2015 Plan is attached as Exhibit 10.1 to the Company’s Current Report on Form 8-K filed with the SEC on November 2, 2016, and is incorporated by reference herein. On November 4, 2016, the Company filed Form S-8 Registration Statement No. 333- 214442 with the SEC registering the additional 25,000,000 shares of common stock authorized for issuance pursuant to the 2015 Plan.

Subsequent Issuances of Common Stock

Subsequent to September 30, 2016, the Company issued 17,719,454 shares of Common Stock valued at the time of issuance as follows:

Accrued compensation	$199,110
Accrued liability for legal services	150,000
Compensation for mining services	327,000
River North under the Purchase Agreement	324,724
$1,000,834